Consolidated Balance Sheets (Parenthetical) - ¥ / shares	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common stock, shares authorized	81,498,000	81,498,000	81,498,000
Common stock, shares issued	21,652,110	21,652,110	20,374,500
Common stock, shares outstanding	21,628,452	21,628,452	20,350,842
Common stock, par value	¥ 0	¥ 0	¥ 0